Fair Value Measurements - Changes In Fair Value Financial Instruments (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Impaired loans
Balance at December 31, 2014	$ 1,536,006
Additions/Acquisitions	611,238
Dispositions/Proceeds	(631,109)
Impairment for other than temporary losses	(318,833)
Balance at Decmeber 30, 2015	1,197,302
Real Estate Funds [Member]
Dispositions/Proceeds	(203,623)
Impairment for other than temporary losses	(193,104)
Balance at Decmeber 30, 2015	$ 697,422